John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 4/30/2022

Fund’s investments
As of 4-30-22 (unaudited)
	Shares	Value
Common stocks 81.2%		$484,222,813
(Cost $428,120,603)
Brazil 0.1%		462,515
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	45,673	410,600
CPFL Energia SA	7,100	51,915
Canada 1.0%		5,818,016
Agnico Eagle Mines, Ltd.	678	39,480
B2Gold Corp.	5,800	24,650
Barrick Gold Corp.	5,321	118,712
Kinross Gold Corp.	4,365	22,052
Kinross Gold Corp. (New York Stock Exchange)	1,526	7,752
Royal Bank of Canada	20,500	2,070,506
The Bank of Nova Scotia	54,300	3,438,528
Wheaton Precious Metals Corp.	1,455	65,271
Yamana Gold, Inc.	5,638	31,065
China 1.9%		11,526,357
Alibaba Group Holding, Ltd., ADR (A)	18,144	1,761,601
Baidu, Inc., ADR (A)	4,379	543,740
China Construction Bank Corp., H Shares	1,668,000	1,188,282
China Longyuan Power Group Corp., Ltd., H Shares	188,000	362,617
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	102,979	574,923
China Telecom Corp., Ltd., H Shares	1,034,000	386,759
CRRC Corp., Ltd., H Shares	427,000	158,411
Hengan International Group Company, Ltd.	88,000	415,873
Industrial & Commercial Bank of China, Ltd., H Shares	1,984,000	1,195,969
JD.com, Inc., Class A (A)	538	16,774
Ming Yang Smart Energy Group, Ltd., Class A	282,925	938,462
Ping An Insurance Group Company of China, Ltd., H Shares	252,500	1,595,982
Sinopharm Group Company, Ltd., H Shares	418,000	961,893
Tencent Holdings, Ltd.	11,500	541,936
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A	385,897	580,465
Zhejiang Chint Electrics Company, Ltd., Class A	61,798	302,670
Denmark 2.3%		13,770,208
Novo Nordisk A/S, B Shares	120,552	13,770,208
France 2.0%		12,139,967
Air Liquide SA	9,391	1,624,726
Sanofi	43,004	4,545,316
Vinci SA	61,524	5,969,925
Germany 2.4%		14,319,689
Allianz SE	18,187	4,103,617
Deutsche Post AG	56,522	2,414,766
Muenchener Rueckversicherungs-Gesellschaft AG	14,915	3,551,877
SAP SE	13,589	1,377,194
Siemens AG	23,360	2,872,235
Hong Kong 0.8%		4,476,300
China Everbright Environment Group, Ltd.	474,000	278,225
China Gas Holdings, Ltd.	328,000	399,821
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Mobile, Ltd.	145,000	961,763
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China Overseas Land & Investment, Ltd.	145,000	$447,946
China Resources Land, Ltd.	150,000	669,932
China Traditional Chinese Medicine Holdings Company, Ltd.	322,000	156,885
Techtronic Industries Company, Ltd.	117,000	1,561,728
India 0.3%		1,789,150
Axis Bank, Ltd., GDR (A)	5,660	265,598
Infosys, Ltd., ADR	76,676	1,523,552
Indonesia 0.3%		1,857,795
Telkom Indonesia Persero Tbk PT	5,835,500	1,857,795
Ireland 2.9%		17,390,645
Accenture PLC, Class A	28,068	8,430,504
Medtronic PLC	85,858	8,960,141
Israel 0.7%		3,961,086
Check Point Software Technologies, Ltd. (A)	31,365	3,961,086
Japan 2.2%		13,325,368
Hoya Corp.	23,800	2,361,963
KDDI Corp.	121,200	4,013,502
Nippon Telegraph & Telephone Corp.	165,800	4,886,020
Seven & i Holdings Company, Ltd.	21,500	950,664
Shin-Etsu Chemical Company, Ltd.	8,100	1,113,219
Mexico 0.1%		263,641
Grupo Financiero Banorte SAB de CV, Series O	40,000	263,641
Netherlands 0.1%		707,323
Prosus NV (A)	14,666	707,323
Philippines 0.0%		126,139
PLDT, Inc.	3,545	126,139
South Africa 0.3%		1,636,869
Absa Group, Ltd.	34,324	370,822
Naspers, Ltd., N Shares	5,034	507,709
Sanlam, Ltd.	79,993	331,375
Standard Bank Group, Ltd.	40,289	426,963
South Korea 1.2%		7,132,882
BNK Financial Group, Inc.	11,660	72,316
Hyundai Glovis Company, Ltd.	5,592	916,188
Hyundai Mobis Company, Ltd.	3,481	566,314
LG Corp.	3,136	181,099
Samsung Electronics Company, Ltd.	37,900	2,019,827
Samsung Fire & Marine Insurance Company, Ltd.	6,328	1,048,918
SK Square Company, Ltd. (A)	24,907	1,028,779
SK Telecom Company, Ltd.	24,503	1,105,286
SK Telecom Company, Ltd., ADR	7,760	194,155
Spain 0.3%		1,691,956
Iberdrola SA	147,244	1,691,956
Switzerland 1.2%		7,318,202
Chubb, Ltd.	13,162	2,717,295
Nestle SA	16,040	2,070,669
Roche Holding AG	5,318	1,971,989
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Switzerland (continued)
Sonova Holding AG	1,548	$558,249
Taiwan 0.4%		2,332,663
Taiwan Semiconductor Manufacturing Company, Ltd.	129,000	2,332,663
Thailand 0.1%		771,170
Advanced Info Service PCL	21,200	132,545
Bangkok Bank PCL	105,100	396,415
Thai Union Group PCL	492,500	242,210
Turkey 0.1%		702,905
Akbank TAS	702,435	420,927
BIM Birlesik Magazalar AS	50,191	281,978
United Kingdom 1.3%		7,688,949
Reckitt Benckiser Group PLC	23,024	1,795,541
Rightmove PLC	130,543	1,003,497
Unilever PLC	34,722	1,614,230
Unilever PLC (Euronext Amsterdam Exchange)	70,575	3,275,681
United States 59.2%		353,013,018
Advanced Micro Devices, Inc. (A)	88,542	7,572,112
Air Products & Chemicals, Inc.	10,546	2,468,502
Akamai Technologies, Inc. (A)	64,218	7,210,397
Alphabet, Inc., Class A (A)	8,364	19,088,243
Amgen, Inc.	21,417	4,994,230
Anthem, Inc.	17,918	8,993,582
Apple, Inc.	31,005	4,887,938
Automatic Data Processing, Inc.	38,914	8,490,257
AutoZone, Inc. (A)	5,178	10,125,424
Baxter International, Inc.	33,983	2,414,832
Bristol-Myers Squibb Company	149,885	11,281,844
Cadence Design Systems, Inc. (A)	34,707	5,235,551
Cerner Corp.	31,835	2,981,029
Cigna Corp.	44,470	10,974,307
Cisco Systems, Inc.	184,425	9,033,137
Cognizant Technology Solutions Corp., Class A	45,662	3,694,056
Colgate-Palmolive Company	40,126	3,091,708
Comcast Corp., Class A	210,651	8,375,484
Constellation Brands, Inc., Class A	183	45,034
Costco Wholesale Corp.	229	121,764
CVS Health Corp.	57,375	5,515,459
Dollar General Corp.	9,807	2,329,457
eBay, Inc.	204,940	10,640,485
Expeditors International of Washington, Inc.	42,218	4,182,537
F5, Inc. (A)	11,120	1,861,599
Fiserv, Inc. (A)	74,561	7,301,013
General Mills, Inc.	1,255	88,766
Global Payments, Inc.	18,135	2,484,132
Intuit, Inc.	1,357	568,244
Johnson & Johnson	90,165	16,271,176
Kellogg Company	30,028	2,056,918
Kimberly-Clark Corp.	14,981	2,079,812
Marsh & McLennan Companies, Inc.	14,225	2,300,183
Mastercard, Inc., Class A	24,630	8,950,049
McDonald’s Corp.	18,939	4,718,841
Merck & Company, Inc.	43,797	3,884,356
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Meta Platforms, Inc., Class A (A)	12,439	$2,493,646
Microsoft Corp.	39,795	11,043,908
Mondelez International, Inc., Class A	118,461	7,638,365
Monster Beverage Corp. (A)	86,345	7,398,040
Newmont Corp.	620	45,167
Newmont Corp. (Toronto Stock Exchange)	1,772	128,915
NIKE, Inc., Class B	62,877	7,840,762
Oracle Corp.	69,332	5,088,969
Paychex, Inc.	14,574	1,846,963
PepsiCo, Inc.	59,582	10,230,825
Pfizer, Inc.	104,763	5,140,720
Public Service Enterprise Group, Inc.	37,428	2,607,234
Ross Stores, Inc.	35,172	3,509,110
SSR Mining, Inc.	1,216	26,764
Starbucks Corp.	71,164	5,311,681
State Street Corp.	16,783	1,123,958
Stryker Corp.	7,610	1,835,989
Target Corp.	12,204	2,790,445
Texas Roadhouse, Inc.	61,929	5,098,615
The Coca-Cola Company	252,002	16,281,849
The Estee Lauder Companies, Inc., Class A	7,455	1,968,567
The Hershey Company	11,823	2,669,279
The Procter & Gamble Company	33,688	5,408,608
The TJX Companies, Inc.	68,330	4,187,262
The Toro Company	52,777	4,229,021
UnitedHealth Group, Inc.	5,164	2,626,152
Verizon Communications, Inc.	102,993	4,768,576
Visa, Inc., Class A	38,455	8,195,914
VMware, Inc., Class A	46,612	5,035,960
W.W. Grainger, Inc.	4,516	2,258,135
Walgreens Boots Alliance, Inc.	780	33,072
Walmart, Inc.	29,407	4,498,977
Waste Management, Inc.	14,477	2,380,598

Zimmer Biomet Holdings, Inc.	7,938	958,514
Preferred securities 0.1%		$394,960
(Cost $417,617)
Brazil 0.1%		394,960
Banco Bradesco SA	108,602	394,960

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 4.6%				$27,569,168
(Cost $29,285,073)
U.S. Government 4.6%				27,569,168
U.S. Treasury
Note (D)	0.625	05-15-30	2,343,400	1,960,950
Note (D)	0.625	08-15-30	2,038,200	1,696,563
Note	0.875	11-15-30	2,141,200	1,814,332
Note (D)	1.250	08-15-31	1,947,700	1,686,891
Note (D)	1.625	05-15-31	2,402,200	2,159,071
Note	1.750	11-15-29	1,514,700	1,396,364
Note	1.875	02-15-32	3,806,700	3,475,993
Note	2.375	05-15-29	3,868,100	3,727,277
Note	2.625	02-15-29	558,000	546,622
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Rate (%)	Maturity date		Par value^	Value
U.S. Government (continued)
Note (D)	2.750	02-15-28		5,503,700	$5,440,278
Note	2.875	05-15-28		1,102,800	1,096,769

Note	3.125	11-15-28		2,544,600	2,568,058
Corporate bonds 6.5%					$38,582,491
(Cost $45,987,497)
Australia 0.1%					313,243
Westpac Banking Corp.	0.500	05-17-24	EUR	300,000	313,243
Austria 0.1%					490,787
Erste Group Bank AG	0.010	09-11-29	EUR	200,000	187,436
Erste Group Bank AG	0.750	01-17-28	EUR	300,000	303,351
Belgium 0.0%					102,231
Belfius Bank SA	1.000	06-12-28	EUR	100,000	102,231
Canada 0.1%					583,188
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	600,000	583,188
Denmark 4.8%					28,606,560
Nykredit Realkredit A/S	1.000	01-01-24	DKK	10,000,000	1,424,958
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	548,549
Nykredit Realkredit A/S	1.000	10-01-50	DKK	33,786,778	3,977,057
Nykredit Realkredit A/S	1.000	10-01-53	DKK	58,302,980	6,790,521
Nykredit Realkredit A/S	1.500	10-01-53	DKK	28,913,319	3,534,615
Nykredit Realkredit A/S	2.000	10-01-50	DKK	2,987,866	388,674
Nykredit Realkredit A/S	2.500	10-01-47	DKK	2,523,332	349,771
Nykredit Realkredit A/S	2.500	10-01-53	DKK	5,100,000	678,980
Nykredit Realkredit A/S	3.000	10-01-47	DKK	1,995,761	288,982
Realkredit Danmark A/S	1.000	04-01-24	DKK	10,000,000	1,423,292
Realkredit Danmark A/S	1.000	04-01-26	DKK	7,000,000	974,470
Realkredit Danmark A/S	1.000	10-01-50	DKK	2,848,226	335,367
Realkredit Danmark A/S	1.500	10-01-53	DKK	64,909,071	7,891,324
France 0.8%					4,648,494
AXA Bank Europe SCF	0.750	03-06-29	EUR	400,000	398,822
AXA Bank Europe SCF	1.375	04-18-33	EUR	1,000,000	1,003,766
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	841,132
BPCE SFH SA	0.625	05-29-31	EUR	1,500,000	1,435,617
Cie de Financement Foncier SA	2.000	05-07-24	EUR	900,000	969,157
Japan 0.0%					285,902
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	300,000	285,902
Netherlands 0.1%					814,625
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	200,000	203,803
de Volksbank NV	0.500	01-30-26	EUR	100,000	102,317
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	500,000	508,505
Norway 0.2%					1,042,493
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	1,000,000	1,042,493
Slovakia 0.1%					397,308
Prima Banka Slovensko AS	0.010	10-01-26	EUR	200,000	197,466
Slovenska Sporitelna AS	0.125	06-12-26	EUR	200,000	199,842
United Kingdom 0.2%					1,297,660
ASB Finance, Ltd.	0.250	05-21-31	EUR	200,000	182,974
Lloyds Bank PLC	0.125	06-18-26	EUR	400,000	400,133
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Santander UK PLC	0.050	01-12-27	EUR	200,000	$197,178
Santander UK PLC	0.500	01-10-25	EUR	500,000	517,375

Total investments (Cost $503,810,790) 92.4%	$550,769,432
Other assets and liabilities, net 7.6%	45,621,737
Total net assets 100.0%	$596,391,169

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 4-30-22:
Common stocks	81.2%
Information technology	20.0%
Health care	18.6%
Consumer staples	12.3%
Consumer discretionary	10.2%
Communication services	8.5%
Industrials	4.8%
Financials	4.8%
Utilities	0.9%
Materials	0.9%
Real estate	0.2%
Preferred securities	0.1%
Corporate bonds	6.5%
U.S. Government and Agency obligations	4.6%
Other assets and liabilities, net	7.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	511	Long	Jun 2022	$63,567,091	$60,824,969	$(2,742,122)
2-Year U.S. Treasury Note Futures	591	Long	Jul 2022	124,793,728	124,548,633	(245,095)
5-Year U.S. Treasury Note Futures	1,000	Long	Jul 2022	116,212,223	112,554,688	(3,657,535)
CBOE Volatility Index Futures	9	Long	May 2022	220,625	284,838	64,213
Euro-Bund Futures	68	Long	Jun 2022	11,331,935	11,029,528	(302,407)
ASX SPI 200 Index Futures	57	Short	Jun 2022	(7,188,157)	(7,353,903)	(165,746)
Canadian 10-Year Bond Futures	148	Short	Jun 2022	(15,220,210)	(14,519,472)	700,738
Euro STOXX 50 Index Futures	411	Short	Jun 2022	(15,644,880)	(15,960,281)	(315,401)
Euro-BOBL Futures	474	Short	Jun 2022	(66,389,704)	(63,606,039)	2,783,665
FTSE 100 Index Futures	106	Short	Jun 2022	(9,495,029)	(9,884,101)	(389,072)
Long Gilt Futures	93	Short	Jun 2022	(14,368,492)	(13,856,563)	511,929
Mini MSCI Emerging Markets Index Futures	324	Short	Jun 2022	(16,981,247)	(17,105,580)	(124,333)
NASDAQ 100 E-Mini Index Futures	4	Short	Jun 2022	(1,063,128)	(1,028,160)	34,968
Nikkei 225 Mini Index Futures	413	Short	Jun 2022	(7,933,481)	(8,684,855)	(751,374)
S&P 500 E-Mini Index Futures	510	Short	Jun 2022	(108,076,608)	(105,251,250)	2,825,358
						$(1,772,214)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	326,000	CAD	300,010	GSI	5/12/2022	—	$(3,158)
AUD	5,102,346	EUR	3,500,000	BNP	5/12/2022	—	(88,111)
AUD	11,634,675	EUR	7,930,000	JPM	5/12/2022	—	(147,189)
AUD	466,000	JPY	39,125,826	BOA	5/12/2022	$27,728	—
AUD	445,000	JPY	36,787,567	BNP	5/12/2022	30,911	—
AUD	660,000	JPY	55,912,131	GSI	5/12/2022	35,434	—
AUD	6,644,000	JPY	622,984,427	JPM	5/12/2022	—	(106,818)
AUD	1,845,000	NZD	1,983,598	BOA	5/12/2022	23,173	—
AUD	5,835,000	SEK	42,414,006	GSI	5/12/2022	—	(196,958)
AUD	674,091	USD	486,117	BOA	5/12/2022	—	(9,759)
AUD	12,222,200	USD	9,075,888	BARC	5/12/2022	—	(438,858)
AUD	2,997,666	USD	2,202,997	BNP	5/12/2022	—	(84,644)
AUD	4,570,906	USD	3,411,436	GSI	5/12/2022	—	(181,326)
AUD	1,008,148	USD	752,632	JPM	5/12/2022	—	(40,207)
CAD	1,043,188	EUR	721,000	BOA	5/12/2022	51,116	—
CAD	673,259	EUR	465,000	BNP	5/12/2022	33,331	—
CAD	747,007	EUR	526,000	JPM	5/12/2022	26,360	—
CAD	532,000	JPY	48,151,570	BNP	5/12/2022	42,968	—
CAD	20,062,000	JPY	1,988,078,999	JPM	5/12/2022	292,592	—
CAD	6,437,000	SEK	47,137,314	BARC	5/12/2022	209,168	—
CAD	292,000	SEK	2,210,536	GSI	5/12/2022	2,128	—
CAD	909,000	USD	708,616	BOA	5/12/2022	—	(1,037)
CAD	245,000	USD	195,883	BARC	5/12/2022	—	(5,172)
CAD	4,645,969	USD	3,671,284	BNP	5/12/2022	—	(54,795)
CAD	9,370,850	USD	7,344,034	GSI	5/12/2022	—	(49,628)
CAD	17,561,922	USD	13,988,791	JPM	5/12/2022	—	(318,336)
CHF	9,345,473	CAD	12,949,000	JPM	5/12/2022	—	(468,228)
CHF	10,074,698	EUR	9,981,000	GSI	5/12/2022	—	(172,144)
CHF	149,000	JPY	19,747,067	BARC	5/12/2022	1,032	—
CHF	196,000	NOK	1,894,094	GSI	5/12/2022	—	(367)
CHF	329,000	NOK	3,140,753	JPM	5/12/2022	3,502	—
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	371,001	NZD	582,000	GSI	5/12/2022	$5,816	—
CHF	84,000	USD	91,270	BOA	5/12/2022	—	$(4,879)
CHF	9,640,410	USD	10,544,134	BNP	5/12/2022	—	(629,342)
CHF	485,000	USD	521,199	GSI	5/12/2022	—	(22,395)
CHF	525,456	USD	568,579	JPM	5/12/2022	—	(28,169)
DKK	12,358,000	USD	1,888,915	BOA	5/12/2022	—	(135,641)
DKK	20,056,000	USD	2,912,308	BNP	5/12/2022	—	(66,891)
DKK	2,319,000	USD	338,255	GSI	5/12/2022	—	(9,250)
DKK	55,857,000	USD	8,143,262	JPM	5/12/2022	—	(218,628)
EUR	187,000	AUD	292,846	GSI	5/12/2022	—	(9,592)
EUR	549,000	CAD	793,304	BOA	5/12/2022	—	(38,125)
EUR	1,333,000	CAD	1,825,034	BNP	5/12/2022	—	(13,833)
EUR	561,000	GBP	471,420	BNP	5/12/2022	—	(724)
EUR	7,310,000	JPY	997,276,555	BNP	5/12/2022	27,778	—
EUR	502,000	JPY	63,311,482	GSI	5/12/2022	41,793	—
EUR	354,000	NOK	3,566,202	BOA	5/12/2022	—	(6,624)
EUR	165,000	NOK	1,618,609	BARC	5/12/2022	1,562	—
EUR	1,737,000	NZD	2,775,402	GSI	5/12/2022	41,344	—
EUR	1,437,000	SEK	15,394,485	GSI	5/12/2022	—	(51,550)
EUR	633,000	SEK	6,772,530	JPM	5/12/2022	—	(21,816)
EUR	921,987	USD	1,046,283	BOA	5/12/2022	—	(73,251)
EUR	1,490,552	USD	1,644,758	BARC	5/12/2022	—	(71,684)
EUR	94,612,355	USD	107,779,044	BNP	5/12/2022	—	(7,928,602)
EUR	5,290,491	USD	5,822,735	GSI	5/12/2022	—	(239,343)
EUR	7,169,880	USD	7,885,079	JPM	5/12/2022	—	(318,249)
GBP	253,583	EUR	303,000	BARC	5/12/2022	—	(910)
GBP	7,698,545	EUR	9,090,000	BNP	5/12/2022	87,209	—
GBP	5,457,000	JPY	882,255,946	BARC	5/12/2022	61,494	—
GBP	978,000	NOK	11,627,273	GSI	5/12/2022	—	(9,903)
GBP	1,297,000	SEK	16,891,703	GSI	5/12/2022	—	(89,716)
GBP	241,965	USD	324,315	BOA	5/12/2022	—	(20,059)
GBP	1,452,509	USD	1,910,315	BARC	5/12/2022	—	(83,870)
GBP	7,672,251	USD	10,076,996	BNP	5/12/2022	—	(429,593)
GBP	237,529	USD	315,129	GSI	5/12/2022	—	(16,450)
GBP	852,610	USD	1,112,200	JPM	5/12/2022	—	(40,093)
HKD	525,000	USD	67,205	BOA	5/12/2022	—	(286)
HKD	4,540,000	USD	580,736	BNP	5/12/2022	—	(2,050)
HKD	1,451,000	USD	185,714	GSI	5/12/2022	—	(764)
HKD	2,549,000	USD	325,111	JPM	5/12/2022	—	(206)
JPY	35,008,890	AUD	420,000	BOA	5/12/2022	—	(26,954)
JPY	55,213,869	AUD	596,000	BARC	5/12/2022	4,410	—
JPY	67,599,699	AUD	788,000	BNP	5/12/2022	—	(35,801)
JPY	51,967,887	AUD	561,000	JPM	5/12/2022	4,124	—
JPY	135,862,993	CAD	1,486,000	BNP	5/12/2022	—	(109,502)
JPY	62,421,788	CAD	689,000	GSI	5/12/2022	—	(55,185)
JPY	154,302,503	CAD	1,543,000	JPM	5/12/2022	—	(11,742)
JPY	50,498,275	EUR	379,000	BARC	5/12/2022	—	(10,746)
JPY	465,521,151	EUR	3,565,000	BNP	5/12/2022	—	(174,170)
JPY	130,271,449	EUR	944,000	GSI	5/12/2022	7,859	—
JPY	82,319,281	EUR	619,000	JPM	5/12/2022	—	(18,759)
JPY	52,860,429	GBP	331,000	BARC	5/12/2022	—	(8,769)
JPY	61,283,772	GBP	391,000	BNP	5/12/2022	—	(19,289)
JPY	98,813,630	GBP	627,000	GSI	5/12/2022	—	(26,768)
JPY	14,651,000	NOK	1,147,083	BNP	5/12/2022	—	(9,371)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	18,102,000	NOK	1,242,655	GSI	5/12/2022	$7,039	—
JPY	174,575,632	NZD	2,279,000	BOA	5/12/2022	—	$(125,727)
JPY	46,592,529	NZD	539,000	JPM	5/12/2022	11,149	—
JPY	56,522,000	SEK	4,594,897	BARC	5/12/2022	—	(32,377)
JPY	496,902,000	SEK	40,466,259	BNP	5/12/2022	—	(291,879)
JPY	78,957,000	SEK	5,873,336	GSI	5/12/2022	10,327	—
JPY	113,722,000	USD	986,343	BOA	5/12/2022	—	(109,782)
JPY	14,930,483,532	USD	129,466,782	BARC	5/12/2022	—	(14,383,765)
JPY	1,465,513,045	USD	12,653,737	BNP	5/12/2022	—	(1,357,676)
JPY	194,929,000	USD	1,573,016	GSI	5/12/2022	—	(70,519)
JPY	816,129,481	USD	6,677,913	JPM	5/12/2022	—	(387,250)
NOK	9,597,072	AUD	1,496,000	GSI	5/12/2022	—	(33,951)
NOK	71,470,830	EUR	7,314,500	GSI	5/12/2022	—	(99,360)
NOK	45,359,600	EUR	4,610,500	JPM	5/12/2022	—	(29,591)
NOK	1,266,232	JPY	17,938,000	BARC	5/12/2022	—	(3,261)
NOK	13,241,673	JPY	187,462,000	JPM	5/12/2022	—	(33,138)
NOK	1,616,764	NZD	275,000	GSI	5/12/2022	—	(5,166)
NOK	11,138,000	SEK	11,835,847	BARC	5/12/2022	—	(18,105)
NOK	8,170,073	USD	935,000	GSI	5/12/2022	—	(63,921)
NOK	29,473,880	USD	3,389,000	JPM	5/12/2022	—	(246,545)
NZD	223,374	AUD	208,000	BNP	5/12/2022	—	(2,775)
NZD	608,000	CHF	394,398	BARC	5/12/2022	—	(13,093)
NZD	1,449,834	EUR	925,000	BOA	5/12/2022	—	(40,186)
NZD	5,516,073	EUR	3,393,000	BNP	5/12/2022	—	(19,625)
NZD	1,484,000	JPY	127,700,723	BOA	5/12/2022	—	(26,224)
NZD	1,585,000	SEK	10,403,062	BOA	5/12/2022	—	(36,384)
NZD	3,870,000	USD	2,621,864	GSI	5/12/2022	—	(123,358)
SEK	1,761,125	AUD	264,000	BNP	5/12/2022	—	(7,169)
SEK	17,905,324	AUD	2,694,000	GSI	5/12/2022	—	(79,896)
SEK	3,961,108	CAD	527,000	GSI	5/12/2022	—	(6,739)
SEK	84,637,411	CHF	8,381,000	BARC	5/12/2022	1,772	—
SEK	3,445,395	EUR	333,000	GSI	5/12/2022	—	(482)
SEK	7,555,732	JPY	90,373,000	GSI	5/12/2022	73,051	—
SEK	13,517,003	NOK	12,629,000	BARC	5/12/2022	30,382	—
SEK	7,273,382	USD	773,000	BARC	5/12/2022	—	(32,121)
SEK	156,902,466	USD	16,895,862	BNP	5/12/2022	—	(913,514)
USD	69,094,152	AUD	96,048,484	BOA	5/12/2022	1,219,821	—
USD	32,652	AUD	43,794	BARC	5/12/2022	1,704	—
USD	794,296	AUD	1,086,030	BNP	5/12/2022	26,834	—
USD	679,873	AUD	941,177	GSI	5/12/2022	14,774	—
USD	2,100,996	AUD	2,855,367	JPM	5/12/2022	83,201	—
USD	203,464	CAD	261,000	BOA	5/12/2022	298	—
USD	79,300,394	CAD	100,907,311	BNP	5/12/2022	752,679	—
USD	23,544	CAD	30,000	GSI	5/12/2022	191	—
USD	2,314,264	CAD	2,921,046	JPM	5/12/2022	40,480	—
USD	4,781,095	CHF	4,405,000	BOA	5/12/2022	250,721	—
USD	7,642,386	CHF	7,188,857	BNP	5/12/2022	248,922	—
USD	171,642	CHF	159,000	GSI	5/12/2022	8,116	—
USD	236,105	CHF	220,000	JPM	5/12/2022	9,844	—
USD	52,474,441	DKK	342,043,000	BOA	5/12/2022	3,947,565	—
USD	480,775	DKK	3,275,000	BARC	5/12/2022	16,138	—
USD	1,059,950	DKK	7,200,000	BNP	5/12/2022	38,460	—
USD	1,438,517	DKK	9,611,000	GSI	5/12/2022	74,970	—
USD	2,014,837	DKK	13,872,000	JPM	5/12/2022	46,766	—
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,464,626	EUR	3,961,363	BOA	5/12/2022	$283,947	—
USD	1,509,938	EUR	1,372,945	BARC	5/12/2022	60,981	—
USD	210,520,084	EUR	185,048,833	BNP	5/12/2022	15,226,267	—
USD	592,570	EUR	543,922	GSI	5/12/2022	18,534	—
USD	18,278,940	EUR	16,570,727	JPM	5/12/2022	790,797	—
USD	426,618	GBP	317,057	BOA	5/12/2022	27,937	—
USD	54,196,101	GBP	40,004,981	BARC	5/12/2022	3,892,202	—
USD	675,567	GBP	512,371	BNP	5/12/2022	31,290	—
USD	164,182	GBP	122,372	GSI	5/12/2022	10,306	—
USD	1,588,510	GBP	1,217,330	JPM	5/12/2022	57,789	—
USD	41,417	HKD	323,000	BOA	5/12/2022	246	—
USD	2,000,096	HKD	15,592,000	BARC	5/12/2022	12,679	—
USD	97,846	HKD	765,000	BNP	5/12/2022	336	—
USD	364,076	HKD	2,847,000	GSI	5/12/2022	1,186	—
USD	246,002	HKD	1,927,000	JPM	5/12/2022	380	—
USD	696,971	JPY	80,417,000	BOA	5/12/2022	77,123	—
USD	15,439,269	JPY	1,784,083,890	BARC	5/12/2022	1,687,688	—
USD	1,356,227	JPY	157,681,000	BNP	5/12/2022	140,834	—
USD	1,867,133	JPY	226,348,372	GSI	5/12/2022	122,457	—
USD	5,101,399	JPY	631,189,859	JPM	5/12/2022	236,236	—
USD	37,708,166	NOK	334,174,819	GSI	5/12/2022	2,079,019	—
USD	223,073	NOK	1,996,425	JPM	5/12/2022	10,218	—
USD	23,829,578	NZD	35,661,420	BOA	5/12/2022	806,257	—
USD	842,485	NZD	1,251,000	GSI	5/12/2022	34,828	—
USD	31,108,743	SEK	288,889,571	BNP	5/12/2022	1,681,966	—
USD	44,877	ZAR	687,115	BOA	5/12/2022	1,414	—
ZAR	687,115	USD	44,853	BOA	5/12/2022	—	$(1,390)
						$35,270,953	$(32,051,248)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	384,000	USD	$384,000	5.000%	Quarterly	Dec 2026	$(26,391)	$13,934	$(12,457)
Centrally cleared	CDX.NA.HY.37	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	(25,993)	13,536	(12,457)
Centrally cleared	CDX.NA.HY.37	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	(26,300)	13,843	(12,457)
Centrally cleared	CDX.NA.HY.37	412,000	USD	412,000	5.000%	Quarterly	Dec 2026	(28,091)	14,726	(13,365)
Centrally cleared	CDX.NA.HY.37	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	(26,064)	13,607	(12,457)
Centrally cleared	CDX.NA.HY.37	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	(25,872)	13,415	(12,457)
Centrally cleared	CDX.NA.HY.37	412,000	USD	412,000	5.000%	Quarterly	Dec 2026	(27,933)	14,568	(13,365)
Centrally cleared	CDX.NA.HY.37	479,000	USD	479,000	5.000%	Quarterly	Dec 2026	(26,495)	10,956	(15,539)
Centrally cleared	CDX.NA.HY.37	480,000	USD	480,000	5.000%	Quarterly	Dec 2026	(25,870)	10,299	(15,571)
Centrally cleared	CDX.NA.HY.37	479,000	USD	479,000	5.000%	Quarterly	Dec 2026	(26,237)	10,698	(15,539)
Centrally cleared	CDX.NA.HY.37	480,000	USD	480,000	5.000%	Quarterly	Dec 2026	(26,359)	10,788	(15,571)
Centrally cleared	CDX.NA.HY.37	479,000	USD	479,000	5.000%	Quarterly	Dec 2026	(26,911)	11,372	(15,539)
Centrally cleared	CDX.NA.HY.37	397,000	USD	397,000	5.000%	Quarterly	Dec 2026	(21,004)	8,125	(12,879)
Centrally cleared	CDX.NA.HY.37	398,000	USD	398,000	5.000%	Quarterly	Dec 2026	(20,876)	7,965	(12,911)
Centrally cleared	CDX.NA.HY.37	409,000	USD	409,000	5.000%	Quarterly	Dec 2026	(21,121)	7,853	(13,268)
Centrally cleared	CDX.NA.HY.37	513,000	USD	513,000	5.000%	Quarterly	Dec 2026	(24,224)	7,582	(16,642)
Centrally cleared	CDX.NA.HY.37	1,975,000	USD	1,975,000	5.000%	Quarterly	Dec 2026	(104,903)	40,833	(64,070)
Centrally cleared	CDX.NA.HY.37	2,325,000	USD	2,325,000	5.000%	Quarterly	Dec 2026	(125,831)	50,407	(75,424)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	2,324,000	USD	$2,324,000	5.000%	Quarterly	Dec 2026	$(124,694)	$49,302	$(75,392)
Centrally cleared	CDX.NA.HY.37	2,092,000	USD	2,092,000	5.000%	Quarterly	Dec 2026	(129,394)	61,529	(67,865)
Centrally cleared	CDX.NA.HY.37	2,324,000	USD	2,324,000	5.000%	Quarterly	Dec 2026	(144,884)	69,492	(75,392)
Centrally cleared	CDX.NA.HY.37	2,324,000	USD	2,324,000	5.000%	Quarterly	Dec 2026	(144,941)	69,549	(75,392)
Centrally cleared	CDX.NA.HY.37	1,627,000	USD	1,627,000	5.000%	Quarterly	Dec 2026	(101,520)	48,739	(52,781)
Centrally cleared	CDX.NA.HY.37	2,673,000	USD	2,673,000	5.000%	Quarterly	Dec 2026	(168,811)	82,098	(86,713)
Centrally cleared	CDX.NA.HY.37	2,789,000	USD	2,789,000	5.000%	Quarterly	Dec 2026	(173,261)	82,785	(90,476)
Centrally cleared	CDX.NA.HY.37	2,788,000	USD	2,788,000	5.000%	Quarterly	Dec 2026	(176,351)	85,907	(90,444)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	718,000	EUR	790,766	5.000%	Quarterly	Dec 2026	(54,257)	20,183	(34,074)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	783,000	EUR	862,354	5.000%	Quarterly	Dec 2026	(59,589)	22,430	(37,159)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	783,000	EUR	862,354	5.000%	Quarterly	Dec 2026	(60,390)	23,231	(37,159)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	718,000	EUR	790,766	5.000%	Quarterly	Dec 2026	(55,185)	21,111	(34,074)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	718,000	EUR	790,766	5.000%	Quarterly	Dec 2026	(54,283)	20,209	(34,074)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	783,000	EUR	862,354	5.000%	Quarterly	Dec 2026	(59,263)	22,104	(37,159)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	783,000	EUR	862,354	5.000%	Quarterly	Dec 2026	(59,497)	22,338	(37,159)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	783,000	EUR	862,354	5.000%	Quarterly	Dec 2026	(58,720)	21,561	(37,159)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	653,000	EUR	719,179	5.000%	Quarterly	Dec 2026	(48,080)	17,091	(30,989)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	718,000	EUR	790,766	5.000%	Quarterly	Dec 2026	(51,787)	17,713	(34,074)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	718,000	EUR	790,766	5.000%	Quarterly	Dec 2026	(51,667)	17,593	(34,074)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	717,000	EUR	789,665	5.000%	Quarterly	Dec 2026	(51,797)	17,771	(34,026)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	784,000	EUR	864,789	5.000%	Quarterly	Dec 2026	(54,649)	17,443	(37,206)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	730,000	EUR	805,224	5.000%	Quarterly	Dec 2026	(51,171)	16,528	(34,643)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	588,000	EUR	648,591	5.000%	Quarterly	Dec 2026	(41,962)	14,057	(27,905)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	783,000	EUR	863,686	5.000%	Quarterly	Dec 2026	(55,858)	18,699	(37,159)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	522,000	EUR	575,790	5.000%	Quarterly	Dec 2026	(37,355)	12,583	(24,772)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	769,000	EUR	848,243	5.000%	Quarterly	Dec 2026	(55,409)	18,915	(36,494)
Centrally cleared	CDX.NA.HY.38	3,577,000	USD	3,577,000	5.000%	Quarterly	Jun 2027	(198,331)	121,188	(77,143)
Centrally cleared	CDX.NA.HY.38	3,578,000	USD	3,578,000	5.000%	Quarterly	Jun 2027	(198,090)	120,925	(77,165)
Centrally cleared	CDX.NA.HY.38	3,577,000	USD	3,577,000	5.000%	Quarterly	Jun 2027	(201,208)	124,065	(77,143)
Centrally cleared	CDX.NA.HY.38	3,578,000	USD	3,578,000	5.000%	Quarterly	Jun 2027	(199,498)	122,333	(77,165)
Centrally cleared	CDX.NA.HY.38	3,577,000	USD	3,577,000	5.000%	Quarterly	Jun 2027	(195,881)	118,738	(77,143)
Centrally cleared	CDX.NA.HY.38	3,156,000	USD	3,156,000	5.000%	Quarterly	Jun 2027	(151,444)	83,380	(68,064)
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	632,000	EUR	695,109	5.000%	Quarterly	Jun 2027	(39,888)	15,800	(24,088)
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	445,000	EUR	496,286	5.000%	Quarterly	Jun 2027	(35,311)	18,350	(16,961)
				$66,714,162				$(3,980,901)	$1,890,247	$(2,090,654)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	4.301%	431,000	USD	$431,000	5.000%	Quarterly	Dec 2026	$37,030	$(23,048)	$13,982
Centrally cleared	CDX.NA.HY.37	4.301%	564,000	USD	564,000	5.000%	Quarterly	Dec 2026	48,514	(30,218)	18,296
Centrally cleared	CDX.NA.HY.37	4.301%	663,000	USD	663,000	5.000%	Quarterly	Dec 2026	56,912	(35,404)	21,508
Centrally cleared	CDX.NA.HY.37	4.301%	530,000	USD	530,000	5.000%	Quarterly	Dec 2026	44,484	(27,291)	17,193
Centrally cleared	CDX.NA.HY.37	4.301%	530,000	USD	530,000	5.000%	Quarterly	Dec 2026	44,479	(27,286)	17,193
Centrally cleared	CDX.NA.HY.37	4.301%	597,000	USD	597,000	5.000%	Quarterly	Dec 2026	49,506	(30,139)	19,367
Centrally cleared	CDX.NA.HY.37	4.301%	349,000	USD	349,000	5.000%	Quarterly	Dec 2026	27,935	(16,613)	11,322
Centrally cleared	CDX.NA.HY.37	4.301%	342,000	USD	342,000	5.000%	Quarterly	Dec 2026	28,989	(17,894)	11,095
Centrally cleared	CDX.NA.HY.37	4.301%	331,000	USD	331,000	5.000%	Quarterly	Dec 2026	27,160	(16,422)	10,738
12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	4.301%	499,000	USD	$499,000	5.000%	Quarterly	Dec 2026	$36,214	$(20,026)	$16,188
Centrally cleared	CDX.NA.HY.37	4.301%	255,000	USD	255,000	5.000%	Quarterly	Dec 2026	21,384	(13,112)	8,272
Centrally cleared	CDX.NA.HY.37	4.301%	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	26,188	(13,731)	12,457
Centrally cleared	CDX.NA.HY.37	4.301%	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	26,297	(13,840)	12,457
Centrally cleared	CDX.NA.HY.37	4.301%	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	26,295	(13,838)	12,457
Centrally cleared	CDX.NA.HY.37	4.301%	385,000	USD	385,000	5.000%	Quarterly	Dec 2026	26,169	(13,679)	12,490
Centrally cleared	CDX.NA.HY.37	4.301%	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	26,023	(13,566)	12,457
Centrally cleared	CDX.NA.HY.37	4.301%	384,000	USD	384,000	5.000%	Quarterly	Dec 2026	26,042	(13,585)	12,457
Centrally cleared	CDX.NA.HY.37	4.301%	439,000	USD	439,000	5.000%	Quarterly	Dec 2026	29,793	(15,552)	14,241
Centrally cleared	CDX.NA.HY.37	4.301%	1,221,000	USD	1,221,000	5.000%	Quarterly	Dec 2026	78,900	(39,290)	39,610
Centrally cleared	CDX.NA.HY.37	4.301%	3,577,000	USD	3,577,000	5.000%	Quarterly	Dec 2026	202,142	(86,103)	116,039
Centrally cleared	CDX.NA.HY.37	4.301%	3,578,000	USD	3,578,000	5.000%	Quarterly	Dec 2026	201,321	(85,249)	116,072
Centrally cleared	CDX.NA.HY.37	4.301%	3,577,000	USD	3,577,000	5.000%	Quarterly	Dec 2026	199,238	(83,199)	116,039
Centrally cleared	CDX.NA.HY.37	4.301%	3,578,000	USD	3,578,000	5.000%	Quarterly	Dec 2026	198,748	(82,676)	116,072
Centrally cleared	CDX.NA.HY.37	4.301%	3,577,000	USD	3,577,000	5.000%	Quarterly	Dec 2026	198,003	(81,964)	116,039
Centrally cleared	CDX.NA.HY.37	4.301%	3,156,000	USD	3,156,000	5.000%	Quarterly	Dec 2026	170,917	(68,535)	102,382
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	534,000	EUR	626,386	5.000%	Quarterly	Dec 2026	66,407	(41,065)	25,342
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	1,069,000	EUR	1,253,944	5.000%	Quarterly	Dec 2026	133,164	(82,433)	50,731
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	734,000	EUR	860,987	5.000%	Quarterly	Dec 2026	92,202	(57,369)	34,833
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	735,000	EUR	862,160	5.000%	Quarterly	Dec 2026	91,310	(56,429)	34,881
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	668,000	EUR	783,569	5.000%	Quarterly	Dec 2026	83,430	(51,729)	31,701
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	668,000	EUR	783,532	5.000%	Quarterly	Dec 2026	85,138	(53,437)	31,701
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	734,000	EUR	860,947	5.000%	Quarterly	Dec 2026	93,367	(58,534)	34,833
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	735,000	EUR	862,120	5.000%	Quarterly	Dec 2026	93,164	(58,283)	34,881
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	801,000	EUR	939,534	5.000%	Quarterly	Dec 2026	101,599	(63,586)	38,013
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	724,000	EUR	839,664	5.000%	Quarterly	Dec 2026	85,899	(51,540)	34,359
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	382,000	EUR	442,719	5.000%	Quarterly	Dec 2026	49,112	(30,984)	18,128
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	308,000	EUR	353,523	5.000%	Quarterly	Dec 2026	38,401	(23,784)	14,617
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	523,000	EUR	591,616	5.000%	Quarterly	Dec 2026	63,455	(38,635)	24,820
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	604,000	EUR	682,733	5.000%	Quarterly	Dec 2026	60,609	(31,945)	28,664
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	250,000	EUR	283,524	5.000%	Quarterly	Dec 2026	26,147	(14,283)	11,864
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	250,000	EUR	282,863	5.000%	Quarterly	Dec 2026	25,962	(14,098)	11,864
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	279,000	EUR	315,675	5.000%	Quarterly	Dec 2026	29,308	(16,068)	13,240
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	356,000	EUR	404,040	5.000%	Quarterly	Dec 2026	40,787	(23,892)	16,895
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	4.007%	2,697,000	EUR	3,082,814	5.000%	Quarterly	Dec 2026	275,408	(147,417)	127,991
Centrally cleared	CDX.NA.HY.38	4.617%	1,975,000	USD	1,975,000	5.000%	Quarterly	Jun 2027	88,600	(46,006)	42,594
Centrally cleared	CDX.NA.HY.38	4.617%	2,325,000	USD	2,325,000	5.000%	Quarterly	Jun 2027	106,529	(56,387)	50,142
Centrally cleared	CDX.NA.HY.38	4.617%	2,324,000	USD	2,324,000	5.000%	Quarterly	Jun 2027	105,399	(55,279)	50,120
Centrally cleared	CDX.NA.HY.38	4.617%	2,092,000	USD	2,092,000	5.000%	Quarterly	Jun 2027	113,747	(68,630)	45,117
Centrally cleared	CDX.NA.HY.38	4.617%	2,324,000	USD	2,324,000	5.000%	Quarterly	Jun 2027	127,733	(77,613)	50,120
Centrally cleared	CDX.NA.HY.38	4.617%	2,324,000	USD	2,324,000	5.000%	Quarterly	Jun 2027	127,790	(77,670)	50,120
Centrally cleared	CDX.NA.HY.38	4.617%	1,627,000	USD	1,627,000	5.000%	Quarterly	Jun 2027	89,658	(54,569)	35,089
Centrally cleared	CDX.NA.HY.38	4.617%	2,673,000	USD	2,673,000	5.000%	Quarterly	Jun 2027	148,307	(90,660)	57,647
Centrally cleared	CDX.NA.HY.38	4.617%	2,789,000	USD	2,789,000	5.000%	Quarterly	Jun 2027	151,725	(91,576)	60,149
Centrally cleared	CDX.NA.HY.38	4.617%	2,788,000	USD	2,788,000	5.000%	Quarterly	Jun 2027	154,961	(94,834)	60,127
Centrally cleared	CDX.NA.HY.38	4.617%	392,000	USD	392,000	5.000%	Quarterly	Jun 2027	9,476	(1,022)	8,454
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	718,000	EUR	790,766	5.000%	Quarterly	Jun 2027	49,246	(21,880)	27,366
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	783,000	EUR	862,354	5.000%	Quarterly	Jun 2027	53,721	(23,878)	29,843
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	783,000	EUR	862,354	5.000%	Quarterly	Jun 2027	54,530	(24,687)	29,843
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	718,000	EUR	790,766	5.000%	Quarterly	Jun 2027	49,751	(22,385)	27,366
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	718,000	EUR	790,766	5.000%	Quarterly	Jun 2027	48,757	(21,391)	27,366
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

Credit default swaps - Seller (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	783,000	EUR	$862,354	5.000%	Quarterly	Jun 2027	$53,221	$(23,378)	$29,843
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	783,000	EUR	862,354	5.000%	Quarterly	Jun 2027	53,523	(23,680)	29,843
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	783,000	EUR	862,354	5.000%	Quarterly	Jun 2027	52,678	(22,835)	29,843
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	653,000	EUR	719,179	5.000%	Quarterly	Jun 2027	42,970	(18,082)	24,888
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	718,000	EUR	790,766	5.000%	Quarterly	Jun 2027	46,100	(18,734)	27,366
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	718,000	EUR	790,766	5.000%	Quarterly	Jun 2027	45,944	(18,578)	27,366
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	717,000	EUR	789,665	5.000%	Quarterly	Jun 2027	46,123	(18,795)	27,328
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	784,000	EUR	864,789	5.000%	Quarterly	Jun 2027	48,373	(18,492)	29,881
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	730,000	EUR	805,224	5.000%	Quarterly	Jun 2027	45,343	(17,520)	27,823
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	588,000	EUR	648,591	5.000%	Quarterly	Jun 2027	37,310	(14,899)	22,411
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	783,000	EUR	863,686	5.000%	Quarterly	Jun 2027	49,633	(19,790)	29,843
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	522,000	EUR	575,790	5.000%	Quarterly	Jun 2027	33,205	(13,309)	19,896
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	769,000	EUR	848,243	5.000%	Quarterly	Jun 2027	49,334	(20,024)	29,310
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	903,000	EUR	984,411	5.000%	Quarterly	Jun 2027	57,904	(23,487)	34,417
Centrally cleared	iTraxx Europe Crossover Series 37 Version 1	4.304%	648,000	EUR	681,016	5.000%	Quarterly	Jun 2027	28,673	(3,975)	24,698
					$84,890,544				$5,563,816	$(2,901,816)	$2,662,000

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$462,515	$462,515	—	—
Canada	5,818,016	5,818,016	—	—
China	11,526,357	2,305,341	$9,221,016	—
Denmark	13,770,208	—	13,770,208	—
France	12,139,967	—	12,139,967	—
Germany	14,319,689	—	14,319,689	—
Hong Kong	4,476,300	—	4,476,300	—
India	1,789,150	1,523,552	265,598	—
Indonesia	1,857,795	—	1,857,795	—
Ireland	17,390,645	17,390,645	—	—
Israel	3,961,086	3,961,086	—	—
|	15

	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Japan	$13,325,368	—	$13,325,368	—
Mexico	263,641	$263,641	—	—
Netherlands	707,323	—	707,323	—
Philippines	126,139	—	126,139	—
South Africa	1,636,869	—	1,636,869	—
South Korea	7,132,882	194,155	6,938,727	—
Spain	1,691,956	—	1,691,956	—
Switzerland	7,318,202	2,717,295	4,600,907	—
Taiwan	2,332,663	—	2,332,663	—
Thailand	771,170	—	771,170	—
Turkey	702,905	—	702,905	—
United Kingdom	7,688,949	—	7,688,949	—
United States	353,013,018	353,013,018	—	—
Preferred securities	394,960	394,960	—	—
U.S. Government and Agency obligations	27,569,168	—	27,569,168	—
Corporate bonds	38,582,491	—	38,582,491	—
Total investments in securities	$550,769,432	$388,044,224	$162,725,208	—
Derivatives:
Assets
Futures	$6,920,871	$6,920,871	—	—
Forward foreign currency contracts	35,270,953	—	$35,270,953	—
Swap contracts	2,662,000	—	2,662,000	—
Liabilities
Futures	(8,693,085)	(8,693,085)	—	—
Forward foreign currency contracts	(32,051,248)	—	(32,051,248)	—
Swap contracts	(2,090,654)	—	(2,090,654)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
16	|